                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended 6/30/07
                                              -----------------

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:           River Oaks Capital LLC
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Address:        1905 East Wayzata Blvd., Suite 140
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                Wayzata, MN 55391
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Form 13F File Number:  28-
                          -------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Thomas A. Vermylen
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Title:         Client Service Rep
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Phone:         212-713-9081
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Signature, Place, and Date of Signing:

/s/ Thomas A. Vermylen                 NY,NY                      8/8/07
-------------------------------    --------------------------    ------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          None
                                            -------------
Form 13F Information Table Entry Total:
                                            -------------
Form 13F Information Table Value Total:
                                            -------------
                                             (thousands)


List of Other Included Managers:            _____________

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               ____________________


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                                  6/30/2007
UBS SECURITIES LLC                                  1

USD

         ITEM 1                ITEM 2      ITEM 3     ITEM 4         ITEM 5   ITEM 6                   ITEM 7             ITEM 8

    NAME OF ISSUER            TITLE OF    CUSIP #   FAIR MARKET     SHARES OF       INVEST. DISC.     MANAGERS      VOTING AUTHORITY
                                CLASS                  VALUE        PRINCIPAL
                                                                     AMOUNT   SOLE  SHARED  OTHER           SOLE      SHARED   NONE
Page 1                                                                          A      B      C               A         B       C
AMERICAN CMNTY BANKSHARES     OTC EQ    02520W106     $1,366,481   119,972 N    X                   RIVO    119972      0       0
ACCESS NATIONAL CORPORATIO    OTC EQ      4337101     $1,548,325   174,952 N    X                   RIVO    174952      0       0
ANNAPOLIS BANCORP INC         OTC EQ     35848100     $1,612,446   169,910 N    X                   RIVO    169910      0       0
APPALACHIAN BANCSHARES INC    OTC EQ     37675105     $4,049,462   233,533 N    X                   RIVO    233533      0       0
ATLANTIC BANCGROUP INC        OTC EQ     48221105     $2,144,890    54,301 N    X                   RIVO     54301      0       0
BAY NATIONAL CORP             OTC EQ     72500101       $692,607    41,900 N    X                   RIVO     41900      0       0
BANK OF THE CAROLINAS CORP    OTC EQ    06425J102     $1,577,682   134,960 N    X                   RIVO    134960      0       0
BEACH FIRST NATIONAL          OTC EQ     73334104     $6,531,955   291,345 N    X                   RIVO    291345      0       0
OAK RIDGE FINANCIAL SVCS I    OTC EQ    671768109       $694,443    63,652 N    X                   RIVO     63652      0       0
BANK OF FLORIDA CORP          OTC EQ     62128103       $472,475    27,107 N    X                   RIVO     27107      0       0
CAPE FEAR BANK CORP           OTC EQ    139380109     $3,579,499   343,852 N    X                   RIVO    343852      0       0
COLUMBIA BANCORP ORE          OTC EQ    197231103     $2,596,899   123,603 N    X                   RIVO    123603      0       0
COMMUNITY BANCORP             OTC EQ    20343T100     $2,660,534    95,087 N    X                   RIVO     95087      0       0
CCF HOLDING CO                OTC EQ    12487X104     $3,295,260   181,557 N    X                   RIVO    181557      0       0
CENTER FINANCIAL CORP         OTC EQ    1.51E+106       $184,513    10,905 N    X                   RIVO     10905      0       0
COOPERATIVE BANKSHARES INC    OTC EQ    216844100     $3,142,236   190,208 N    X                   RIVO    190208      0       0
CORUS BANKSHARES INC          OTC EQ    220873103       $172,600    10,000 N    X                   RIVO     10000      0       0
CARROLLTON BANCORP MD         OTC EQ    145282109       $244,325    14,604 N    X                   RIVO     14604      0       0
CENTERSTATE BANKS FL INC      OTC EQ    15201P109       $664,373    36,726 N    X                   RIVO     36726      0       0
                                                     $37,231,005

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                                  6/30/2007
UBS SECURITIES LLC                                2

USD

CARDINAL STATE BANK           COMMON    141546101     $2,372,889   141,665 N    X                   RIVO    141665      0       0
CRESCENT BANK CO-GA           OTC EQ    225646108     $2,391,353    55,587 N    X                   RIVO     55587      0       0
COMMONWEALTH BANKSHARES IN    OTC EQ    202736104     $5,466,067   254,354 N    X                   RIVO    193854      0       0
FIRST CALIFORNIA FIN'L GRP    OTC EQ    319395109     $1,166,796    97,233 N    X                   RIVO     97233      0       0
FIRST COMMUNITY BANCORP CA    OTC EQ    31983B101     $1,161,878    20,309 N    X                   RIVO     20309      0       0
FIRST COMMUNITY BANK          OTC EQ    3.20E+206       $797,811    51,907 N    X                   RIVO     51907      0       0
FIRST CAPITAL BANCORP INC     OTC EQ    319438107       $926,684    57,954 N    X                   RIVO     57954      0       0
FNB FINANCIAL SERVICES COR    OTC EQ    302526108     $3,279,333   232,083 N    X                   RIVO    232083      0       0
FIRST REGIONAL BANCORF-CAL    OTC EQ    33615C101     $6,600,840   259,467 N    X                   RIVO    259467      0       0
Southern First Bancshares
 Inc                          OTC EQ    39607Y100     $2,988,116   146,620 N    X                   RIVO    146620      0       0
JACKSONVILLE BANCORP INC F    OTC EQ    469249106     $1,515,104    53,632 N    X                   RIVO     53632      0       0
MONARCH FINANCIAL HLDG INC    OTC EQ    60907Q100     $4,031,985   252,789 N    X                   RIVO    252789      0       0
OLD LINE BANCSHARES INC       OTC EQ    67984M100     $1,218,107   124,934 N    X                   RIVO    124934      0       0
PORTER BANCORP INC            OTC EQ    736233107     $4,709,636   206,926 N    X                   RIVO    206926      0       0
PEOPLES BANCORP OF N C INC    OTC EQ    710577107       $637,065    32,175 N    X                   RIVO     32175      0       0
PATRIOT NATL BANCORP INC      OTC EQ    70336F104     $2,549,328   115,984 N    X                   RIVO    115984      0       0
                                                     $41,812,992

                                  6/30/2007
UBS SECURITIES LLC                                3

USD

SUSSEX BANCORP                OTC EQ    869245100     $2,071,351   144,345 N    X                   RIVO    144345      0       0
SUMMIT FINANCIAL GROUP INC    OTC EQ    86606G101     $2,122,958   106,950 N    X                   RIVO    106950      0       0
SMITHTOWN BANCORP INC         OTC EQ    832449102       $434,353    17,114 N    X                   RIVO     17114      0       0
TIDELANDS BANCSHARES INC      OTC EQ    886374107     $1,580,162   119,800 N    X                   RIVO    109800      0       0
TIB FINANCIAL CORP            OTC EQ    872449103     $2,222,536   172,960 N    X                   RIVO    172960      0       0
TEMECULA VALLEY BANCORP IN    OTC EQ    87972L104     $4,394,178   248,399 N    X                   RIVO    193399      0       0
UNITY BANCORP INC-DEL         OTC EQ    913290102       $494,651    43,201 N    X                   RIVO     43201      0       0
VINEYARD NATIONAL BANCORP     OTC EQ    927426106     $3,954,125   172,143 N    X                   RIVO    172143      0       0
VALLEY FINANCIAL CORP VA      OTC EQ    919629105     $1,440,526   133,074 N    X                   RIVO    133074      0       0
WELLS FARGO & CO-NEW          COMMON    949746101       $899,227    25,568 N    X                   RIVO     25568      0       0
                                                     $19,614,067


                  129792323
                                                     $98,658,064